PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Obligation under the Labor Law (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	Rp 9,862	Rp 8,509	Rp 9,717
Net periodic pension benefit cost	1,764	1,585	1,680
Defined benefit plan acturial gain (loss) - net of tax	(1,412)	1,612	2,168
Obligation under the Labor Law
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	1,005	928
Net periodic pension benefit cost	217	78	254
Defined benefit plan acturial gain (loss) - net of tax	Rp 41	Rp 13	Rp 42